CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
CURRENT ASSETS
Cash	$ 13,497	$ 11,548
Accounts receivable, net of provision for doubtful accounts of $98 and nil, respectively	48,063	59,355
Notes receivable	1,316
Other receivables and prepayments	744	169
Inventories	7,017	5,725
Advances to suppliers	33,824	28,511
Other current assets	51	78
Total current assets	104,512	105,386
PLANT AND EQUIPMENT, NET	223	261
Total assets	104,735	105,647
CURRENT LIABILITIES
Short-term loan	6,734	6,230
Accounts payable, trade	2,052	12,038
Loan from a shareholder		209
Other payables and accrued liabilities	695	535
Customer deposits	999	1,155
Taxes payable	6,126	7,147
Deferred tax liabilities	319
Total current liabilities	16,925	27,314
OTHER LIABILITIES
Warrant derivative liability	21	18
Total liabilities	16,946	27,332
Commitments and contingencies
SHAREHOLDERS' EQUITY
Preferred stock, $0.001 par value, 1,000,000 shares authorized, nil issued and outstanding as of December 31, 2013 and 2012
Common stock, $0.001 par value, 50,000,000 shares authorized, 17,660,356 and 17,465,356 shares issued and outstanding as of December 31, 2013 and 2012, respectively	18	17
Paid-in-capital	25,052	24,828
Statutory reserves	809	401
Retained earnings	61,080	53,044
Accumulated other comprehensive income	830	25
Total shareholders' equity	87,789	78,315
Total liabilities and shareholders' equity	$ 104,735	$ 105,647